Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Provisions for Income Tax	Provisions for income tax are as follows:
	June 30, 2024	June 30, 2023
	US$	US$
Provisions for current income tax	1,428,531	2,064,212
Provisions for deferred income tax	(253,508)	-
Total	1,175,023	2,064,212

Schedule of Total Income Tax Expense	The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the six months ended June 30, 2024 and 2023, respectively:
	June 30, 2024	June 30, 2023
	US$	US$
Income before income tax provision	5,427,968	9,095,741
Tax at the PRC statutory tax rates	1,705,363	2,203,411
Preferential tax rates	(250,386)	(324,160)
Change in valuation allowance	-	16,934
Tax effect of non-deductible expenses	85,032	208,961
Tax effect of R&D expenses additional deduction*	(364,986)	(365,094)
Income tax expense	1,175,023	2,064,212
*	According to PRC tax regulations, an additional 100% of current year R&D expenses may be deducted from tax income.